LOANS AND PAYMENT PLAN RECEIVABLES, Loan Ratings by Loan Class (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Loan ratings/credit scores by loan class [Abstract]
Commercial		$ 804,017	$ 748,398
Accrued interest included in total		5,113	$ 4,837
Credit ratings of insurer or risk retention group counterparties [Abstract]
Subsidiary's outstanding payment plan insured by third party			63.20%
Subsidiary's payment outstanding payment plan 2, insured by third party			18.70%
Payment Plan Receivables, Full Refund			$ 21,850
Payment Plan Receivables, Partial Refund			6,479
Payment plan receivables, Other			6,270
Total			34,599
AM Best Rating A+ [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund			0
Payment Plan Receivables, Partial Refund			6
Payment plan receivables, Other			0
Total			6
AM Best Rating, A Ratings [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund			2,712
Payment Plan Receivables, Partial Refund			5,203
Payment plan receivables, Other			0
Total			7,915
AM Best Rating, A- Rating [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund			3,418
Payment Plan Receivables, Partial Refund			1,177
Payment plan receivables, Other			6,265
Total			10,860
Not Rated [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund			15,720
Payment Plan Receivables, Partial Refund			93
Payment plan receivables, Other			5
Total			15,818
Commercial [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		805,995	750,267
Accrued interest included in total		1,978	1,869
Commercial [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		783,854	709,099
Accrued interest included in total		1,915	1,729
Commercial [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		13,642	29,363
Accrued interest included in total		52	108
Commercial [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		3,335	8,349
Accrued interest included in total		11	32
Commercial [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		5,164	3,456
Accrued interest included in total		0	0
Commercial [Member] | Income Producing - Real Estate [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		287,638	306,214
Commercial [Member] | Income Producing - Real Estate [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		282,886	296,898
Commercial [Member] | Income Producing - Real Estate [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		3,787	6,866
Commercial [Member] | Income Producing - Real Estate [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		337	1,423
Commercial [Member] | Income Producing - Real Estate [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		628	1,027
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		51,775	44,483
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		51,603	40,844
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		67	2,995
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		0	243
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		105	401
Commercial [Member] | Commercial and Industrial [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		466,582	399,570
Commercial [Member] | Commercial and Industrial [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		449,365	371,357
Commercial [Member] | Commercial and Industrial [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		9,788	19,502
Commercial [Member] | Commercial and Industrial [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		2,998	6,683
Commercial [Member] | Commercial and Industrial [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		4,431	2,028
Mortgage [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	69,920	57,083
750-799	[1]	195,484	167,515
700-749	[1]	121,245	110,802
650-699	[1]	77,129	80,140
600-649	[1]	35,780	38,108
550-599	[1]	18,931	22,729
500-549	[1]	12,120	13,528
Under 500	[1]	5,771	5,771
Unknown	[1]	4,599	4,630
Total	[1]	540,979	500,306
Accrued interest included in total	[1]	2,364	2,270
Mortgage [Member] | 1-4 Family [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	36,534	28,760
750-799	[1]	102,382	78,802
700-749	[1]	69,337	56,519
650-699	[1]	50,621	51,813
600-649	[1]	25,270	27,966
550-599	[1]	13,747	16,714
500-549	[1]	9,215	10,610
Under 500	[1]	5,145	4,708
Unknown	[1]	2,290	1,315
Total	[1]	314,541	277,207
Accrued interest included in total	[1]	1,466	1,396
Mortgage [Member] | Resort Lending [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	10,484	13,943
750-799	[1]	41,999	40,888
700-749	[1]	24,727	31,980
650-699	[1]	13,798	17,433
600-649	[1]	5,769	4,991
550-599	[1]	3,030	3,070
500-549	[1]	1,438	1,051
Under 500	[1]	92	554
Unknown	[1]	1,711	2,110
Total	[1]	103,048	116,020
Accrued interest included in total	[1]	450	477
Mortgage [Member] | Home Equity - 1st Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	6,048	4,374
750-799	[1]	10,006	7,137
700-749	[1]	5,706	4,341
650-699	[1]	4,106	3,203
600-649	[1]	1,674	1,467
550-599	[1]	455	1,027
500-549	[1]	486	572
Under 500	[1]	255	244
Unknown	[1]	280	199
Total	[1]	29,016	22,564
Accrued interest included in total	[1]	111	87
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	8,392	7,696
750-799	[1]	20,113	17,405
700-749	[1]	12,360	11,022
650-699	[1]	8,167	7,691
600-649	[1]	3,067	3,684
550-599	[1]	1,699	1,918
500-549	[1]	981	1,295
Under 500	[1]	279	265
Unknown	[1]	179	282
Total	[1]	55,237	51,258
Accrued interest included in total	[1]	226	196
Mortgage [Member] | Purchased Loans [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	8,462	2,310
750-799	[1]	20,984	23,283
700-749	[1]	9,115	6,940
650-699	[1]	437	0
600-649	[1]	0	0
550-599	[1]	0	0
500-549	[1]	0	0
Under 500	[1]	0	0
Unknown	[1]	139	724
Total	[1]	39,137	33,257
Accrued interest included in total	[1]	111	114
Installment [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	56,347	47,886
750-799	[1]	114,065	97,379
700-749	[1]	48,883	41,889
650-699	[1]	25,070	24,645
600-649	[1]	8,402	9,505
550-599	[1]	4,289	5,252
500-549	[1]	2,813	3,142
Under 500	[1]	634	1,001
Unknown	[1]	5,884	4,016
Total	[1]	266,387	234,715
Accrued interest included in total	[1]	771	698
Installment [Member] | Home Equity - 1st Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	1,354	1,792
750-799	[1]	2,478	4,117
700-749	[1]	1,920	2,507
650-699	[1]	2,852	3,508
600-649	[1]	1,691	2,173
550-599	[1]	1,231	1,800
500-549	[1]	981	1,056
Under 500	[1]	114	223
Unknown	[1]	29	59
Total	[1]	12,650	17,235
Accrued interest included in total	[1]	54	78
Installment [Member] | Home Equity - 2nd Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	1,626	1,782
750-799	[1]	3,334	5,931
700-749	[1]	2,686	3,899
650-699	[1]	2,541	4,182
600-649	[1]	1,775	2,153
550-599	[1]	1,063	1,346
500-549	[1]	692	855
Under 500	[1]	220	370
Unknown	[1]	21	32
Total	[1]	13,958	20,550
Accrued interest included in total	[1]	59	83
Installment [Member] | Loans Not Secured By Real Estate [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	53,281	44,254
750-799	[1]	107,460	86,800
700-749	[1]	43,456	34,789
650-699	[1]	19,053	16,456
600-649	[1]	4,638	4,979
550-599	[1]	1,942	1,997
500-549	[1]	1,095	1,170
Under 500	[1]	276	385
Unknown	[1]	5,800	3,921
Total	[1]	237,001	194,751
Accrued interest included in total	[1]	638	520
Installment [Member] | Other [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	86	58
750-799	[1]	793	531
700-749	[1]	821	694
650-699	[1]	624	499
600-649	[1]	298	200
550-599	[1]	53	109
500-549	[1]	45	61
Under 500	[1]	24	23
Unknown	[1]	34	4
Total	[1]	2,778	2,179
Accrued interest included in total	[1]	$ 20	$ 17

[1]	Credit scores have been updated within the last twelve months.